Other Income-Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income - Net [Abstract]
Schedule Of Other Income - Net

	For the Years Ended December 31,
	2014	2013	2012
Market value gains related to deferred
compensation trusts	$3,118	$4,982	$3,499
Loss on disposal of property and equipment	(640)	(320)	(347)
Interest income/ (expense)	(29)	847	809
Other - net	72	(39)	162
Total other income	$2,521	$5,470	$4,123